Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement Text Block	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SMALL COMPANIES FUND

CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2012, as supplemented

The date of this Supplement is November 8, 2012.

Important Notice Regarding Change in Disclosure for the Clearwater Tax-Exempt Bond Fund

Additional risk disclosure has been added with respect to the Clearwater Tax-Exempt Bond Fund.

Important Notice Regarding Change in Subadvisers and Investment Strategy
for Clearwater International Fund

Effective October 16, 2012, the Board of Trustees has approved the termination of the investment advisory agreements with two of the subadvisers to the Clearwater International Fund (the "International Fund"): AXA Rosenberg Investment Management LLC and Eagle Global Advisors, LLC. The Board of Trustees has also approved investment advisory agreements with three new subadvisers to the International Fund: Denver Investments, WCM Investment Management and Templeton Investment Counsel, LLC. Additionally, the International Fund's investment strategy will be revised such that, under normal market conditions, the allocations among the subadvisers will change such that approximately 50% of the International Fund's net assets will be allocated to Parametric Portfolio Associates and the remaining assets will be allocated to one or more of the four other subadvisers that provide day-to-day management to the Fund.

Accordingly, the Prospectus is amended as follows.

1.	The following will be added at the end of the section titled "SUMMARY SECTION – Clearwater Tax-Exempt Bond Fund – Principal Risks of Investing in the Fund" in the Prospectus:

Please note that the Fund is not a money market fund and is not intended to be a money market fund substitute. The Fund does not attempt to maintain a stable net asset value and is not subject to the rules that govern the quality, maturity liquidity and other features of securities in that money market funds may purchase. Under normal conditions, the Fund's investment may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund's investments.

2.

The third and fourth paragraphs of the section titled "SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach. The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates ("Parametric"), Artisan Partners Limited Partnership ("Artisan Partners"), Denver Investments ("Denver"), WCM Investment Management ("WCM"), and Templeton Investment Counsel, LLC ("Templeton"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC.

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 50% of the Fund's net assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's four other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible. Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time. The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued. The portion of the Fund's portfolio allocated to Denver is invested in approximately 35-60 international small capitalization companies included in or similar in size to companies within the MSCI EAFE Small-Cap Index (companies with capitalizations between $26 million and $4.8 billion, as of September 30, 2012). The portion of the Fund's portfolio allocated to WCM is invested in approximately 30 large capitalization non-U.S. companies. Templeton invests in a portfolio of approximately 100 international small capitalization stocks (companies with capitalizations under $4 billion). Overall, the Fund may be invested across all capitalization levels.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER TAX-EXEMPT BOND FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2012, as supplemented

The date of this Supplement is November 8, 2012.

Important Notice Regarding Change in Disclosure for the Clearwater Tax-Exempt Bond Fund

Additional risk disclosure has been added with respect to the Clearwater Tax-Exempt Bond Fund.

Accordingly, the Prospectus is amended as follows.

1.	The following will be added at the end of the section titled "SUMMARY SECTION – Clearwater Tax-Exempt Bond Fund – Principal Risks of Investing in the Fund" in the Prospectus:

Please note that the Fund is not a money market fund and is not intended to be a money market fund substitute. The Fund does not attempt to maintain a stable net asset value and is not subject to the rules that govern the quality, maturity liquidity and other features of securities in that money market funds may purchase. Under normal conditions, the Fund's investment may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund's investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clearwater International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2012, as supplemented

The date of this Supplement is November 8, 2012.

Important Notice Regarding Change in Subadvisers and Investment Strategy
for Clearwater International Fund

Effective October 16, 2012, the Board of Trustees has approved the termination of the investment advisory agreements with two of the subadvisers to the Clearwater International Fund (the "International Fund"): AXA Rosenberg Investment Management LLC and Eagle Global Advisors, LLC. The Board of Trustees has also approved investment advisory agreements with three new subadvisers to the International Fund: Denver Investments, WCM Investment Management and Templeton Investment Counsel, LLC. Additionally, the International Fund's investment strategy will be revised such that, under normal market conditions, the allocations among the subadvisers will change such that approximately 50% of the International Fund's net assets will be allocated to Parametric Portfolio Associates and the remaining assets will be allocated to one or more of the four other subadvisers that provide day-to-day management to the Fund.

Accordingly, the Prospectus is amended as follows.

2.

The third and fourth paragraphs of the section titled "SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach. The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates ("Parametric"), Artisan Partners Limited Partnership ("Artisan Partners"), Denver Investments ("Denver"), WCM Investment Management ("WCM"), and Templeton Investment Counsel, LLC ("Templeton"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC.

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 50% of the Fund's net assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's four other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible. Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time. The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued. The portion of the Fund's portfolio allocated to Denver is invested in approximately 35-60 international small capitalization companies included in or similar in size to companies within the MSCI EAFE Small-Cap Index (companies with capitalizations between $26 million and $4.8 billion, as of September 30, 2012). The portion of the Fund's portfolio allocated to WCM is invested in approximately 30 large capitalization non-U.S. companies. Templeton invests in a portfolio of approximately 100 international small capitalization stocks (companies with capitalizations under $4 billion). Overall, the Fund may be invested across all capitalization levels.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.